Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	MGTA
Entity Registrant Name	MAGENTA THERAPEUTICS, INC.
Entity Central Index Key	0001690585
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true